Quarterly Financial Data - Schedule of Quarterly Financial Data (Detail) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Interest Income	$ 25,721,000	$ 24,558,000	$ 24,584,000	$ 25,002,000	$ 24,521,000	$ 24,023,000	$ 24,926,000	$ 24,584,000	$ 99,865,000	$ 98,054,000	$ 73,677,000
Net Interest Income	23,531,000	22,006,000	22,075,000	22,115,000	21,222,000	20,418,000	21,741,000	21,719,000	89,727,000	85,100,000	66,107,000
Net Income	$ 10,173,000	$ 7,682,000	$ 6,504,000	$ 7,833,000	$ 7,841,000	$ 7,708,000	$ 8,660,000	$ 9,669,000	$ 32,192,000	$ 33,878,000	$ 14,139,000
Basic Earnings per Common Share	$ 0.64	$ 0.48	$ 0.41	$ 0.47	$ 0.48	$ 0.48	$ 0.55	$ 0.61	$ 2.00	$ 2.12	$ 1.10
Diluted Earnings per Common Share	$ 0.64	$ 0.48	$ 0.41	$ 0.47	$ 0.47	$ 0.46	$ 0.51	$ 0.57	$ 2.00	$ 2.01	$ 1.02